Information by Segment and Reconciliation (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Revenue	$ 374,073	$ 407,113	$ 355,966
Operating income	79,338	110,099	80,408
Interest income	103	90	132
Interest and finance cost	(3,997)	(7,954)	(21,167)
Other, net	(1,431)	485	(1,904)
Other income and expense, net	(5,325)	(7,379)	(22,939)
Income before income taxes and loss from investment in equity affiliate	74,013	102,720	57,469
Operating Segments
Segment Reporting Information [Line Items]
Revenue	374,073	407,113	355,966
Operating income	160,040	178,611	150,002
Operating Segments | Consumer
Segment Reporting Information [Line Items]
Revenue	315,611	357,855	310,031
Operating income	157,785	165,107	141,434
Operating Segments | SMB
Segment Reporting Information [Line Items]
Revenue	58,462	49,258	45,935
Operating income	2,255	13,504	8,568
Segment Reconciling Items
Segment Reporting Information [Line Items]
Global operating costs	(39,959)	(38,738)	(37,983)
Share-based compensation	(12,376)	(8,927)	(16,183)
Acquisition amortization	(18,683)	(12,272)	(8,215)
Other adjustments	$ (9,684)	$ (8,574)	$ (7,213)